Leases	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Leases [Text Block]

20.       Leases

As lessor:

We lease space to tenants under operating leases. Most of the leases provide for the payment of fixed base rentals payable monthly in advance. Office building leases generally require the tenants to reimburse us for operating costs and real estate taxes above their base year costs. Shopping center leases provide for pass-through to tenants the tenant's share of real estate taxes, insurance and maintenance. Shopping center leases also provide for the payment by the lessee of additional rent based on a percentage of the tenants' sales. As of December 31, 2014, future base rental revenue under non-cancelable operating leases, excluding rents for leases with an original term of less than one year and rents resulting from the exercise of renewal options, are as follows:

(Amounts in thousands)
Year Ending December 31:
2015	$1,564,200
2016	1,509,781
2017	1,470,810
2018	1,395,708
2019	1,236,840
Thereafter	6,990,557

These amounts do not include percentage rentals based on tenants' sales. These percentage rents approximated $6,343,000, $7,344,000 and $6,987,000, for the years ended December 31, 2014, 2013 and 2012, respectively.

None of our tenants accounted for more than 10% of total revenues in any of the years ended December 31, 2014, 2013 and 2012.

As lessee:

We are a tenant under operating leases for certain properties. These leases have terms that expire during the next thirty years. Future minimum lease payments under operating leases at December 31, 2014 are as follows:

(Amounts in thousands)
Year Ending December 31:
2015	$29,060
2016	29,575
2017	31,141
2018	31,629
2019	32,136
Thereafter	1,208,483

Rent expense was $36,329,000, $35,920,000 and $27,634,000 for the years ended December 31, 2014, 2013 and 2012, respectively.

20.       Leases - continued

We are also a lessee under a capital lease under which we will redevelop the retail and signage components of the Marriott Marquis Times Square Hotel. The lease has put/call options, which if exercised would lead to our ownership. Capitalized leases are recorded at the present value of future minimum lease payments or the fair market value of the property. Capitalized leases are depreciated on a straight-line basis over the estimated life of the asset or life of the related lease. Depreciation expense on capital leases is included in “depreciation and amortization” on our consolidated statements of income. As of December 31, 2014, future minimum lease payments under this capital lease are as follows:

(Amounts in thousands)
Year Ending December 31:
2015	$12,500
2016	12,500
2017	12,500
2018	12,500
2019	12,500
Thereafter	334,792
Total minimum obligations	397,292
Interest portion	(157,292)
Present value of net minimum payments	$240,000

At December 31, 2014, the carrying amount of the property leased under the capital lease was $249,253,000, which is included as a component of “development costs and construction in progress” on our consolidated balance sheet and present value of net minimum payments of $240,000,000 is included in “other liabilities” on our consolidated balance sheet.